Reserves for Losses and Adjustment Expenses Short-duration Contracts - Historical Claims Duration (Details)	Dec. 31, 2025
Property Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	29.80%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	37.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	12.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	12.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	3.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	(4.60%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	0.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	0.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Casualty Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	3.80%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	18.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	30.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	22.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	1.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	(1.70%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	0.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	0.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Marine, Aviation and Energy Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	25.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	35.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	19.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	12.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	2.90%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	(2.80%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	0.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	0.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Financial and Professional Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	14.40%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	27.80%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	19.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	14.80%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	4.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	(3.70%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	0.80%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	0.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Property Catastrophe and Other Property Reinsurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	21.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	42.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	16.80%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	7.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	2.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	(3.40%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	0.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	0.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Casualty Reinsurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	6.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	18.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	21.40%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	18.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	10.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	(4.10%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	0.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	0.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Specialty Reinsurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	26.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	29.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	9.90%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	6.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	3.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	(3.70%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	3.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	0.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%